UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS California Tax-Free Income Fund

Class A: KCTAX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.80%

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned -1.75% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,345
$11,223
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$9,725	$10,000	$10,000
'15	$9,780	$10,072	$10,069
'15	$9,810	$10,112	$10,106
'15	$9,866	$10,153	$10,145
'15	$9,938	$10,224	$10,222
'16	$10,032	$10,346	$10,334
'16	$10,049	$10,362	$10,351
'16	$10,092	$10,395	$10,386
'16	$10,173	$10,472	$10,464
'16	$10,202	$10,500	$10,494
'16	$10,362	$10,667	$10,660
'16	$10,338	$10,673	$10,665
'16	$10,367	$10,688	$10,683
'16	$10,303	$10,634	$10,618
'16	$10,184	$10,523	$10,494
'16	$9,761	$10,130	$10,089
'16	$9,881	$10,249	$10,208
'17	$9,934	$10,317	$10,288
'17	$9,988	$10,389	$10,348
'17	$10,001	$10,411	$10,368
'17	$10,068	$10,487	$10,441
'17	$10,230	$10,653	$10,615
'17	$10,202	$10,615	$10,580
'17	$10,282	$10,701	$10,673
'17	$10,361	$10,782	$10,738
'17	$10,305	$10,727	$10,688
'17	$10,330	$10,754	$10,723
'17	$10,287	$10,696	$10,665
'17	$10,395	$10,808	$10,782
'18	$10,268	$10,681	$10,653
'18	$10,224	$10,649	$10,619
'18	$10,249	$10,688	$10,667
'18	$10,218	$10,650	$10,623
'18	$10,340	$10,772	$10,767
'18	$10,352	$10,781	$10,770
'18	$10,363	$10,807	$10,795
'18	$10,374	$10,835	$10,829
'18	$10,301	$10,765	$10,746
'18	$10,215	$10,698	$10,672
'18	$10,298	$10,817	$10,783
'18	$10,409	$10,946	$10,902
'19	$10,478	$11,029	$10,973
'19	$10,533	$11,088	$11,028
'19	$10,688	$11,263	$11,209
'19	$10,729	$11,306	$11,258
'19	$10,899	$11,462	$11,423
'19	$10,940	$11,504	$11,462
'19	$11,024	$11,597	$11,558
'19	$11,209	$11,780	$11,745
'19	$11,120	$11,685	$11,658
'19	$11,132	$11,706	$11,678
'19	$11,158	$11,735	$11,705
'19	$11,183	$11,771	$11,738
'20	$11,384	$11,983	$11,948
'20	$11,557	$12,137	$12,103
'20	$10,934	$11,697	$11,681
'20	$10,738	$11,550	$11,556
'20	$11,059	$11,918	$11,947
'20	$11,174	$12,016	$12,016
'20	$11,363	$12,218	$12,222
'20	$11,298	$12,161	$12,141
'20	$11,292	$12,163	$12,138
'20	$11,286	$12,127	$12,104
'20	$11,475	$12,310	$12,291
'20	$11,552	$12,385	$12,342
'21	$11,651	$12,464	$12,401
'21	$11,462	$12,266	$12,176
'21	$11,530	$12,341	$12,260
'21	$11,645	$12,445	$12,357
'21	$11,713	$12,482	$12,391
'21	$11,767	$12,516	$12,423
'21	$11,867	$12,620	$12,527
'21	$11,812	$12,574	$12,485
'21	$11,696	$12,483	$12,392
'21	$11,688	$12,446	$12,357
'21	$11,803	$12,552	$12,468
'21	$11,818	$12,573	$12,492
'22	$11,447	$12,228	$12,122
'22	$11,377	$12,185	$12,085
'22	$10,990	$11,790	$11,683
'22	$10,587	$11,464	$11,344
'22	$10,706	$11,634	$11,536
'22	$10,461	$11,443	$11,357
'22	$10,788	$11,746	$11,677
'22	$10,541	$11,488	$11,427
'22	$10,070	$11,047	$11,005
'22	$9,935	$10,955	$10,933
'22	$10,477	$11,468	$11,436
'22	$10,487	$11,501	$11,472
'23	$10,820	$11,831	$11,782
'23	$10,555	$11,564	$11,514
'23	$10,712	$11,820	$11,765
'23	$10,738	$11,793	$11,736
'23	$10,666	$11,691	$11,637
'23	$10,759	$11,808	$11,753
'23	$10,802	$11,855	$11,800
'23	$10,648	$11,684	$11,664
'23	$10,312	$11,342	$11,329
'23	$10,125	$11,245	$11,231
'23	$10,816	$11,959	$11,917
'23	$11,144	$12,237	$12,186
'24	$11,121	$12,174	$12,137
'24	$11,150	$12,190	$12,150
'24	$11,178	$12,190	$12,135
'24	$11,021	$12,039	$11,980
'24	$11,049	$12,003	$11,944
'24	$11,247	$12,187	$12,111
'24	$11,343	$12,298	$12,219
'24	$11,423	$12,395	$12,321
'24	$11,553	$12,518	$12,447
'24	$11,377	$12,335	$12,277
'24	$11,560	$12,548	$12,472
'24	$11,382	$12,366	$12,311
'25	$11,394	$12,428	$12,328
'25	$11,526	$12,551	$12,465
'25	$11,347	$12,338	$12,252
'25	$11,221	$12,239	$12,124
'25	$11,147	$12,247	$12,148
'25	$11,213	$12,323	$12,236
'25	$11,121	$12,298	$12,223
'25	$11,223	$12,405	$12,345

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	-1.75%	-0.13%	1.44%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-4.45%	-0.69%	1.16%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-A

R-102570-2 (10/25)

DWS California Tax-Free Income Fund

Class C: KCTCX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.55%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned -2.51% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,345
$10,711
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,051	$10,072	$10,069
'15	$10,075	$10,112	$10,106
'15	$10,126	$10,153	$10,145
'15	$10,194	$10,224	$10,222
'16	$10,285	$10,346	$10,334
'16	$10,296	$10,362	$10,351
'16	$10,333	$10,395	$10,386
'16	$10,410	$10,472	$10,464
'16	$10,433	$10,500	$10,494
'16	$10,591	$10,667	$10,660
'16	$10,560	$10,673	$10,665
'16	$10,569	$10,688	$10,683
'16	$10,497	$10,634	$10,618
'16	$10,382	$10,523	$10,494
'16	$9,941	$10,130	$10,089
'16	$10,057	$10,249	$10,208
'17	$10,105	$10,317	$10,288
'17	$10,154	$10,389	$10,348
'17	$10,161	$10,411	$10,368
'17	$10,223	$10,487	$10,441
'17	$10,382	$10,653	$10,615
'17	$10,361	$10,615	$10,580
'17	$10,422	$10,701	$10,673
'17	$10,496	$10,782	$10,738
'17	$10,432	$10,727	$10,688
'17	$10,451	$10,754	$10,723
'17	$10,400	$10,696	$10,665
'17	$10,503	$10,808	$10,782
'18	$10,367	$10,681	$10,653
'18	$10,316	$10,649	$10,619
'18	$10,349	$10,688	$10,667
'18	$10,297	$10,650	$10,623
'18	$10,414	$10,772	$10,767
'18	$10,419	$10,781	$10,770
'18	$10,424	$10,807	$10,795
'18	$10,442	$10,835	$10,829
'18	$10,348	$10,765	$10,746
'18	$10,254	$10,698	$10,672
'18	$10,345	$10,817	$10,783
'18	$10,437	$10,946	$10,902
'19	$10,499	$11,029	$10,973
'19	$10,549	$11,088	$11,028
'19	$10,712	$11,263	$11,209
'19	$10,747	$11,306	$11,258
'19	$10,896	$11,462	$11,423
'19	$10,931	$11,504	$11,462
'19	$11,008	$11,597	$11,558
'19	$11,187	$11,780	$11,745
'19	$11,091	$11,685	$11,658
'19	$11,095	$11,706	$11,678
'19	$11,114	$11,735	$11,705
'19	$11,132	$11,771	$11,738
'20	$11,327	$11,983	$11,948
'20	$11,493	$12,137	$12,103
'20	$10,877	$11,697	$11,681
'20	$10,660	$11,550	$11,556
'20	$10,974	$11,918	$11,947
'20	$11,081	$12,016	$12,016
'20	$11,262	$12,218	$12,222
'20	$11,190	$12,161	$12,141
'20	$11,177	$12,163	$12,138
'20	$11,164	$12,127	$12,104
'20	$11,345	$12,310	$12,291
'20	$11,414	$12,385	$12,342
'21	$11,505	$12,464	$12,401
'21	$11,310	$12,266	$12,176
'21	$11,371	$12,341	$12,260
'21	$11,477	$12,445	$12,357
'21	$11,538	$12,482	$12,391
'21	$11,584	$12,516	$12,423
'21	$11,675	$12,620	$12,527
'21	$11,613	$12,574	$12,485
'21	$11,491	$12,483	$12,392
'21	$11,475	$12,446	$12,357
'21	$11,582	$12,552	$12,468
'21	$11,573	$12,573	$12,492
'22	$11,216	$12,228	$12,122
'22	$11,140	$12,185	$12,085
'22	$10,751	$11,790	$11,683
'22	$10,347	$11,464	$11,344
'22	$10,474	$11,634	$11,536
'22	$10,210	$11,443	$11,357
'22	$10,525	$11,746	$11,677
'22	$10,276	$11,488	$11,427
'22	$9,822	$11,047	$11,005
'22	$9,683	$10,955	$10,933
'22	$10,192	$11,468	$11,436
'22	$10,211	$11,501	$11,472
'23	$10,515	$11,831	$11,782
'23	$10,266	$11,564	$11,514
'23	$10,412	$11,820	$11,765
'23	$10,415	$11,793	$11,736
'23	$10,338	$11,691	$11,637
'23	$10,438	$11,808	$11,753
'23	$10,458	$11,855	$11,800
'23	$10,316	$11,684	$11,664
'23	$9,983	$11,342	$11,329
'23	$9,777	$11,245	$11,231
'23	$10,444	$11,959	$11,917
'23	$10,756	$12,237	$12,186
'24	$10,743	$12,174	$12,137
'24	$10,764	$12,190	$12,150
'24	$10,768	$12,190	$12,135
'24	$10,625	$12,039	$11,980
'24	$10,629	$12,003	$11,944
'24	$10,814	$12,187	$12,111
'24	$10,900	$12,298	$12,219
'24	$10,987	$12,395	$12,321
'24	$11,106	$12,518	$12,447
'24	$10,912	$12,335	$12,277
'24	$11,081	$12,548	$12,472
'24	$10,903	$12,366	$12,311
'25	$10,907	$12,428	$12,328
'25	$11,045	$12,551	$12,465
'25	$10,848	$12,338	$12,252
'25	$10,737	$12,239	$12,124
'25	$10,659	$12,247	$12,148
'25	$10,698	$12,323	$12,236
'25	$10,620	$12,298	$12,223
'25	$10,711	$12,405	$12,345

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	-2.51%	-0.87%	0.69%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-3.46%	-0.87%	0.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-C

R-102570-2 (10/25)

DWS California Tax-Free Income Fund

Class S: SDCSX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	0.55%

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned -1.66% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,405
$12,345
$11,827
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
'15	$10,000	$10,000	$10,000
'15	$10,072	$10,072	$10,069
'15	$10,105	$10,112	$10,106
'15	$10,164	$10,153	$10,145
'15	$10,228	$10,224	$10,222
'16	$10,340	$10,346	$10,334
'16	$10,360	$10,362	$10,351
'16	$10,406	$10,395	$10,386
'16	$10,478	$10,472	$10,464
'16	$10,524	$10,500	$10,494
'16	$10,691	$10,667	$10,660
'16	$10,669	$10,673	$10,665
'16	$10,687	$10,688	$10,683
'16	$10,623	$10,634	$10,618
'16	$10,517	$10,523	$10,494
'16	$10,081	$10,130	$10,089
'16	$10,207	$10,249	$10,208
'17	$10,250	$10,317	$10,288
'17	$10,308	$10,389	$10,348
'17	$10,338	$10,411	$10,368
'17	$10,409	$10,487	$10,441
'17	$10,564	$10,653	$10,615
'17	$10,552	$10,615	$10,580
'17	$10,623	$10,701	$10,673
'17	$10,708	$10,782	$10,738
'17	$10,666	$10,727	$10,688
'17	$10,680	$10,754	$10,723
'17	$10,652	$10,696	$10,665
'17	$10,751	$10,808	$10,782
'18	$10,636	$10,681	$10,653
'18	$10,578	$10,649	$10,619
'18	$10,620	$10,688	$10,667
'18	$10,576	$10,650	$10,623
'18	$10,720	$10,772	$10,767
'18	$10,719	$10,781	$10,770
'18	$10,747	$10,807	$10,795
'18	$10,761	$10,835	$10,829
'18	$10,688	$10,765	$10,746
'18	$10,586	$10,698	$10,672
'18	$10,689	$10,817	$10,783
'18	$10,807	$10,946	$10,902
'19	$10,866	$11,029	$10,973
'19	$10,926	$11,088	$11,028
'19	$11,103	$11,263	$11,209
'19	$11,149	$11,306	$11,258
'19	$11,327	$11,462	$11,423
'19	$11,373	$11,504	$11,462
'19	$11,447	$11,597	$11,558
'19	$11,642	$11,780	$11,745
'19	$11,567	$11,685	$11,658
'19	$11,582	$11,706	$11,678
'19	$11,596	$11,735	$11,705
'19	$11,640	$11,771	$11,738
'20	$11,852	$11,983	$11,948
'20	$12,019	$12,137	$12,103
'20	$11,388	$11,697	$11,681
'20	$11,185	$11,550	$11,556
'20	$11,523	$11,918	$11,947
'20	$11,645	$12,016	$12,016
'20	$11,844	$12,218	$12,222
'20	$11,778	$12,161	$12,141
'20	$11,775	$12,163	$12,138
'20	$11,755	$12,127	$12,104
'20	$11,971	$12,310	$12,291
'20	$12,054	$12,385	$12,342
'21	$12,160	$12,464	$12,401
'21	$11,949	$12,266	$12,176
'21	$12,022	$12,341	$12,260
'21	$12,161	$12,445	$12,357
'21	$12,235	$12,482	$12,391
'21	$12,278	$12,516	$12,423
'21	$12,400	$12,620	$12,527
'21	$12,330	$12,574	$12,485
'21	$12,227	$12,483	$12,392
'21	$12,204	$12,446	$12,357
'21	$12,344	$12,552	$12,468
'21	$12,346	$12,573	$12,492
'22	$11,977	$12,228	$12,122
'22	$11,889	$12,185	$12,085
'22	$11,486	$11,790	$11,683
'22	$11,065	$11,464	$11,344
'22	$11,209	$11,634	$11,536
'22	$10,937	$11,443	$11,357
'22	$11,283	$11,746	$11,677
'22	$11,026	$11,488	$11,427
'22	$10,551	$11,047	$11,005
'22	$10,411	$10,955	$10,933
'22	$10,982	$11,468	$11,436
'22	$10,995	$11,501	$11,472
'23	$11,331	$11,831	$11,782
'23	$11,072	$11,564	$11,514
'23	$11,238	$11,820	$11,765
'23	$11,268	$11,793	$11,736
'23	$11,178	$11,691	$11,637
'23	$11,295	$11,808	$11,753
'23	$11,343	$11,855	$11,800
'23	$11,183	$11,684	$11,664
'23	$10,832	$11,342	$11,329
'23	$10,619	$11,245	$11,231
'23	$11,367	$11,959	$11,917
'23	$11,696	$12,237	$12,186
'24	$11,692	$12,174	$12,137
'24	$11,725	$12,190	$12,150
'24	$11,757	$12,190	$12,135
'24	$11,594	$12,039	$11,980
'24	$11,608	$12,003	$11,944
'24	$11,819	$12,187	$12,111
'24	$11,923	$12,298	$12,219
'24	$12,027	$12,395	$12,321
'24	$12,167	$12,518	$12,447
'24	$11,984	$12,335	$12,277
'24	$12,161	$12,548	$12,472
'24	$11,976	$12,366	$12,311
'25	$12,009	$12,428	$12,328
'25	$12,151	$12,551	$12,465
'25	$11,965	$12,338	$12,252
'25	$11,834	$12,239	$12,124
'25	$11,758	$12,247	$12,148
'25	$11,812	$12,323	$12,236
'25	$11,736	$12,298	$12,223
'25	$11,827	$12,405	$12,345

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	-1.66%	0.08%	1.69%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.33%	2.13%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-S

R-102570-2 (10/25)

DWS California Tax-Free Income Fund

Institutional Class: DCLIX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned -1.66% for the period ended August 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 0.08% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg California Exempt Municipal Bond Index, returned 0.19%.

Performance for the broad tax-free bond market was muted over the period by elevated supply that was in part driven by issuers seeking to get ahead of potential changes to the tax-exempt treatment of municipal bonds. The municipal curve steepened as yields finished notably higher for longer maturity bonds, leading to negative returns for those issues. As a result, the Fund's tilt toward more interest rate-sensitive long-term municipals detracted from performance relative to the Bloomberg California Exempt Municipal Bond Index. In addition, uncertainty around the impact of federal policy on state budgets weighed on credit sentiment, constraining returns for lower quality issues in the BBB and below-investment grade rating categories. The Fund was overweight municipals rated BBB and below investment grade, weighing on relative performance. In sector terms, overweights to charter schools, senior living and higher education detracted.

Positive contributions to relative performance were led by an overweight to airport revenue bonds.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Bloomberg Municipal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Bloomberg California Exempt Municipal Bond Index includes issues in the state of California, which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990.

The Bloomberg California Exempt Municipal Bond Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg Municipal Bond Index
Bloomberg California Exempt Municipal Bond Index
$1,050,000
$840,000
$630,000
$420,000
$210,000
$0
$1,007,751
$1,004,242
$987,993
12/1/20
'21
'22
'23
'24
'25

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Exempt Municipal Bond Index
12/1/20	$1,006,772	$1,006,100	$1,004,009
1/31/21	$1,015,655	$1,012,511	$1,008,795
2/28/21	$998,009	$996,424	$990,475
3/31/21	$1,004,205	$1,002,569	$997,293
4/30/21	$1,015,758	$1,010,978	$1,005,234
5/31/21	$1,021,963	$1,013,994	$1,007,988
6/30/21	$1,025,522	$1,016,778	$1,010,616
7/31/21	$1,034,423	$1,025,211	$1,019,028
8/31/21	$1,029,897	$1,021,449	$1,015,586
9/30/21	$1,021,342	$1,014,078	$1,008,092
10/31/21	$1,019,462	$1,011,113	$1,005,242
11/30/21	$1,029,798	$1,019,721	$1,014,235
12/31/21	$1,031,251	$1,021,366	$1,016,220
1/31/22	$1,000,423	$993,408	$986,088
2/28/22	$993,097	$989,849	$983,107
3/31/22	$959,420	$957,761	$950,390
4/30/22	$924,299	$931,270	$922,834
5/31/22	$936,345	$945,104	$938,409
6/30/22	$913,625	$929,625	$923,856
7/31/22	$942,503	$954,187	$949,910
8/31/22	$921,052	$933,275	$929,576
9/30/22	$881,346	$897,455	$895,216
10/31/22	$869,687	$889,991	$889,383
11/30/22	$915,950	$931,619	$930,253
12/31/22	$917,018	$934,286	$933,244
1/31/23	$946,463	$961,123	$958,443
2/28/23	$924,849	$939,390	$936,654
3/31/23	$938,751	$960,233	$957,069
4/30/23	$939,838	$958,039	$954,657
5/31/23	$933,721	$949,737	$946,674
6/30/23	$943,482	$959,251	$956,055
7/31/23	$946,035	$963,046	$959,921
8/31/23	$934,128	$949,182	$948,831
9/30/23	$903,361	$921,363	$921,583
10/31/23	$887,051	$913,522	$913,600
11/30/23	$948,044	$971,514	$969,445
12/31/23	$977,010	$994,094	$991,324
1/31/24	$976,697	$989,017	$987,293
2/29/24	$979,414	$990,287	$988,398
3/31/24	$980,607	$990,256	$987,169
4/30/24	$968,501	$977,992	$974,550
5/31/24	$969,712	$975,123	$971,574
6/30/24	$987,326	$990,070	$985,212
7/31/24	$995,975	$999,094	$993,983
8/31/24	$1,004,694	$1,006,974	$1,002,294
9/30/24	$1,016,414	$1,016,926	$1,012,506
10/31/24	$999,578	$1,002,098	$998,710
11/30/24	$1,015,876	$1,019,408	$1,014,542
12/31/24	$1,000,437	$1,004,567	$1,001,463
1/31/25	$1,001,656	$1,009,602	$1,002,852
2/28/25	$1,015,047	$1,019,612	$1,013,979
3/31/25	$997,965	$1,002,332	$996,678
4/30/25	$988,584	$994,257	$986,244
5/31/25	$980,713	$994,895	$988,181
6/30/25	$986,716	$1,001,089	$995,331
7/31/25	$978,798	$999,067	$994,280
8/31/25	$987,993	$1,007,751	$1,004,242

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	-1.66%	-0.25%
Bloomberg Municipal Bond Index	0.08%	0.16%
Bloomberg California Exempt Municipal Bond Index	0.19%	0.09%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	300,583,892
Number of Portfolio Holdings	181
Portfolio Turnover Rate (%)	58
Total Net Advisory Fees Paid ($)	1,164,412
Modified Duration to Worst	8.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	78%
General Obligation Bonds	16%
Lease Obligations	4%
Other	1%
Variable Rate Demand Notes	1%
Excrow to Maturity/Prefunded Bonds	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	42%
A	26%
BBB	10%
BB	3%
Not Rated	16%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRA-I

R-102570-2 (10/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS california tax free income Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$52,206	$0	$7,629	$0
2024	$52,206	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2025
Annual Financial Statements and Other Information
DWS California Tax-Free Income Fund

Contents
3	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
35	Tax Information
36	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS California Tax-Free Income Fund

Investment Portfolioas of August 31, 2025

	Principal Amount ($)	Value ($)
Municipal Investments 99.1%
California 94.9%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AG	2,000,000	2,015,587
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2043 (a)	2,000,000	2,017,057
California, Bay Area Toll Authority, Toll Bridge Revenue, Series A, 3.4% (b), 9/2/2025, LOC: Barclays Bank PLC	300,000	300,000
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue, Series B, AMT, 5.25%, 7/1/2054	1,500,000	1,514,724
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	781,239
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,120,686
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 5.0% (c), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,803,788
Series A-1, 5.0% (c), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,580,285
Series A-1, 5.0% (c), 5/1/2054, GTY: Morgan Stanley	1,500,000	1,602,855
Series 2024-H, 5.0% (c), 1/1/2056, GTY: New York Life Insurance Co.	2,000,000	2,175,481
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	12,375,000	2,291,804
Series B-1, 5.0%, 6/1/2049	130,000	125,592
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,177,449
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,130,347
California, Department of Veterans Affairs, Veteran’s Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	810,000	860,486
California, Downey Unified School District, General Obligation, Series A, 4.0%, 8/1/2052	3,000,000	2,623,876
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,789,510
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,100,369
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2054	600,000	537,273
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	3

	Principal Amount ($)	Value ($)
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,260,000	7,839,523
Series M-049, 3.05%, 4/15/2034	2,200,000	2,017,372
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	996,598
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	829,561
Series C, 4.0%, 1/15/2043	2,500,000	2,348,062
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	2,865,997
California, Hayward Unified School District, General Obligation, Series A, 5.25%, 8/1/2054, INS: AG	3,000,000	3,110,004
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	1,255,227	1,179,087
“A", Series 2021-1, 3.5%, 11/20/2035	2,794,347	2,637,038
“A", Series 2021-2, 3.75%, 3/25/2035	874,635	874,580
Series A, 4.25%, 1/15/2035	2,009,274	2,052,251
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AG	1,000,000	1,036,719
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, 144A, AMT, 9.5% (c), 1/1/2065	2,000,000	1,839,077
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	967,248
California, Irvine Ranch Water District, Special Assessment, Series A, 3.25% (b), 9/2/2025, LOC: Bank of America NA	3,900,000	3,900,000
California, Manteca Unified School District, General Obligation, Series C, 5.25%, 8/1/2050	5,000,000	5,308,158
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040	2,000,000	2,171,117
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,154,036
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,223,654
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	980,150
Series A, 5.0%, 4/1/2049	1,000,000	945,721
Series A, 5.0%, 4/1/2054	1,000,000	930,366
The accompanying notes are an integral part of the financial statements.

4	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, Municipal Finance Authority Revenue, Scripps College, 5.5%, 7/1/2060	3,000,000	3,063,732
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	2,884,376
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	673,132
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,225,677
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (c), 10/1/2041, GTY: Waste Management Holdings	480,000	480,049
California, Peralta Community College District, General Obligation, 5.0%, 8/1/2039	2,000,000	2,216,555
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,787,859
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	1,500,000	1,421,136
California, Public Finance Authority Revenue, QSH/LB LLC, Series A, 144A, 6.625%, 6/1/2065	1,750,000	1,712,591
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	323,581
Series A, 144A, 5.0%, 7/1/2054	1,000,000	819,246
California, Redwoods Community College District, General Obligation, 5.25%, 8/1/2054, INS: BAM	1,250,000	1,302,061
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,536,141
California, Rio Hondo Community College District, General Obligation, Series A, 5.25%, 8/1/2055	2,500,000	2,613,928
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	1,866,104
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AG	500,000	512,705
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,005,103
4.0%, 9/1/2046	1,910,000	1,562,881
4.0%, 9/1/2051	1,000,000	802,477
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	1,918,474
California, Santa Barbara Community College District, General Obligation:
Series A, Zero Coupon, 8/1/2048	2,400,000	744,777
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	5

	Principal Amount ($)	Value ($)
Series A, Zero Coupon, 8/1/2049	3,430,000	1,002,627
Series A, Zero Coupon, 8/1/2050	3,500,000	965,962
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	582,940
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	483,809
Series A, 144A, 5.0%, 10/1/2052	1,000,000	918,411
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,007,662
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,655,203
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AG	610,000	624,874
Series A, ETM, 5.0%, 9/1/2040, INS: AG	20,000	21,871
Series A, ETM, 5.0%, 9/1/2042, INS: AG	45,000	49,211
California, State Educational Facilities Authority Revenue, Series A, 4.0%, 12/1/2050	1,000,000	795,015
California, State Educational Facilities Authority Revenue, University of the Pacific, Series 2025-A, 5.0%, 11/1/2055	1,645,000	1,663,757
California, State Enterprise Development Authority Revenue, Campbell Hall Episcopal, Series C, 5.0%, 8/1/2040	5,000,000	5,360,066
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,059,444
Series C, 5.0%, 11/1/2042	4,000,000	4,201,059
5.0%, 10/1/2045	750,000	780,210
Series CU, 5.5%, 12/1/2052	1,640,000	1,741,672
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series A, 5.25%, 12/1/2041	1,250,000	1,271,476
Series A, 5.25%, 12/1/2042	1,830,000	1,845,184
Series A, 5.25%, 12/1/2043	1,500,000	1,500,085
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	2,836,639
California, State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange County Obligated Group, Series B, 5.0% (c), 11/1/2054	1,000,000	1,127,432
California, State Health Facilities Financing Authority Revenue, EL Camino Healthcare Obligated Group, Series A, 5.25%, 2/1/2048	1,200,000	1,246,444
The accompanying notes are an integral part of the financial statements.

6	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (c), 5/1/2054	1,200,000	1,223,809
California, State Municipal Finance Authority Revenue, Baptist University, Series A, 144A, 5.625%, 11/1/2054	500,000	493,867
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,571,562
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	988,957
Series A, 5.0%, 8/15/2054	1,000,000	976,141
Series A, 5.0%, 8/15/2059	1,000,000	965,163
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	1,250,000	1,268,638
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group:
4.0%, 10/1/2046	3,000,000	2,483,076
Series A, 5.25%, 10/1/2044	1,000,000	1,017,011
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,018,129
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (c), 3/1/2054	1,000,000	976,689
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,078,146
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	1,971,436
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,303,125
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,235,000	1,104,994
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,706,424
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,657,673
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,194,920
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	734,010
Series A, 144A, 5.0%, 6/1/2050	1,060,000	948,275
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	620,200
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	7

	Principal Amount ($)	Value ($)
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 3.0%, 4/1/2051	1,500,000	984,254
Series A, 4.0%, 4/1/2046	3,780,000	3,133,051
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	1,979,294
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,043,615
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	967,532
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,010,632
California, University of California Revenue, Series CC, 4.0%, 5/15/2055	2,000,000	1,693,950
California, Val Verde Unified School District, General Obligation, Series C, 4.0%, 8/1/2049, INS: AG	2,000,000	1,757,337
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	567,713
4.0%, 9/1/2045	750,000	634,821
4.0%, 9/1/2050	900,000	739,707
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	1,961,959
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,034,100
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,514,261
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	697,880
Series D, 5.0%, 9/1/2049	745,000	737,804
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,009,598
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project, 5.0%, 5/15/2043	1,000,000	1,027,175
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,195,569
5.0%, 9/1/2052	1,000,000	982,864
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,059,323
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,401,882
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,364,882
Series B, AMT, 5.0%, 5/15/2035	750,000	755,530
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,088,638
The accompanying notes are an integral part of the financial statements.

8	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	1,000,000	1,051,662
Series B, 5.0%, 7/1/2052	1,000,000	998,788
Series A, 5.0%, 7/1/2053, INS: BAM	1,185,000	1,188,548
Series A, 5.0%, 7/1/2055, INS: BAM	1,000,000	1,001,414
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,051,936
Series A, 5.0%, 5/1/2043	1,000,000	1,045,749
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,404,363
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,615,228
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AG	3,500,000	3,600,340
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	989,874
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	3,949,581
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,108,621
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,170,835
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,680,660
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	541,773
Series A, 5.0%, 10/15/2041	1,000,000	1,061,440
Series A, 5.0%, 10/15/2042	500,000	526,166
Series A, 5.0%, 10/15/2043	585,000	611,031
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,638,111
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,220
Series A, AMT, 5.25%, 5/1/2044	250,000	255,366
Series A, AMT, 5.25%, 5/1/2049	500,000	505,162
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,174,492
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	1,969,457
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	405,233
Series A, 5.0%, 10/1/2041	200,000	211,791
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	9

	Principal Amount ($)	Value ($)
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,618,245
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AG	4,000,000	4,009,848
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	394,789
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2025, INS: NATL	1,520,000	1,520,000
5.65%, 9/1/2026, INS: NATL	1,605,000	1,656,597
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,130,663
Southern California, Public Power Authority, Southern Transmission System Revenue, 5.0%, 7/1/2044	3,165,000	3,241,646
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	786,972
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,566,549
West Sacramento, CA, Enhanced Infrastructure Financing District No. 1, Tax Allocation, 5.0%, 9/1/2055, INS: AG	2,000,000	1,984,648
		285,286,779
Guam 1.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	660,683
Series A, 5.0%, 7/1/2043	975,000	978,237
Series A, 5.0%, 1/1/2046	885,000	873,979
Series A, 5.0%, 1/1/2050	360,000	343,514
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,060,770
Series A, 5.0%, 10/1/2038	960,000	966,192
Series A, 5.0%, 10/1/2040	665,000	665,205
		5,548,580
Puerto Rico 1.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	722,909
The accompanying notes are an integral part of the financial statements.

10	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Series A1, 4.0%, 7/1/2046	1,030,435	851,646
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	3,045,000	2,734,496
		4,309,051
Other 0.9%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,784,138	2,666,232
Total Municipal Investments (Cost $313,218,331)		297,810,642
Underlying Municipal Bonds of Inverse Floaters (d) 3.4%
California
Los Angleles County, CA, Public Works Financing Authority, Series J, 5.25%, 12/1/2050 (a) (e)	5,000,000	5,209,729
Trust: Los Angleles County, CA, Public Works Financing Authority, Series 2025-XM1313, 144A, 10.59%, 6/1/2033, Leverage Factor at purchase date: 4 to 1
San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series E, 5.25%, 1/11/2055 (e)	5,000,000	5,207,431
Trust: San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series 2025-XM1276, 144A, 9.84%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		10,417,160
Total Underlying Municipal Bonds of Inverse Floaters (Cost $10,371,564)		10,417,160

	Shares	Value ($)
Closed-End Investment Companies 0.1%
Eaton Vance California Municipal Bond Fund (Cost $298,297)	33,792	307,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $323,888,192)	102.6	308,534,802
Floating Rate Notes (d)	(2.5)	(7,500,000)
Other Assets and Liabilities, Net	(0.1)	(450,910)
Net Assets	100.0	300,583,892

(a)	When-issued or delayed delivery securities included.
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	11

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of
August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by
U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

12	|	DWS California Tax-Free Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$308,227,802	$—	$308,227,802
Closed-End Investment Companies	307,000	—	—	307,000
Total	$307,000	$308,227,802	$—	$308,534,802

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	13

Statement of Assets and Liabilities
as of August 31, 2025

Assets
Investment in securities, at value (cost $323,888,192)	$308,534,802
Cash	29,554
Receivable for investments sold — when-issued/delayed-delivery securities	5,167,500
Receivable for Fund shares sold	32,868
Interest receivable	3,630,234
Other assets	17,214
Total assets	317,412,172
Liabilities
Payable for investments purchased — when-issued/delayed-delivery securities	8,674,280
Payable for Fund shares redeemed	138,609
Payable for floating rate notes issued	7,500,000
Distributions payable	180,225
Accrued management fee	90,784
Accrued Trustees' fees	2,757
Other accrued expenses and payables	241,625
Total liabilities	16,828,280
Net assets, at value	$300,583,892
Net Assets Consist of
Distributable earnings (loss)	(35,955,911)
Paid-in capital	336,539,803
Net assets, at value	$300,583,892
The accompanying notes are an integral part of the financial statements.

14	|	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities as of August 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($172,796,718 ÷ 27,052,299 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.39
Maximum offering price per share (100 ÷ 97.25 of $6.39)	$6.57
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,247,389 ÷ 196,582 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.35
Class S
Net Asset Value, offering and redemption price per share ($102,494,520 ÷ 16,077,720 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.37
Institutional Class
Net Asset Value, offering and redemption price per share ($24,045,265 ÷ 3,773,413 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.37
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	15

Statement of Operations
for the year ended August 31, 2025

Investment Income
Income:
Interest	$12,483,744
Dividends	171,563
Total income	12,655,307
Expenses:
Management fee	1,255,704
Administration fee	309,536
Services to shareholders	309,504
Distribution and service fees	458,113
Custodian fee	4,623
Professional fees	102,699
Reports to shareholders	30,944
Registration fees	60,027
Trustees' fees and expenses	10,951
Interest expense on floating rate notes issued	20,696
Other	33,312
Total expenses before expense reductions	2,596,109
Expense reductions	(354,289)
Total expenses after expense reductions	2,241,820
Net investment income	10,413,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,741,938)
Change in net unrealized appreciation (depreciation) on investments	(13,272,680)
Net gain (loss)	(16,014,618)
Net increase (decrease) in net assets resulting from operations	$(5,601,131)
The accompanying notes are an integral part of the financial statements.

16	|	DWS California Tax-Free Income Fund

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$10,413,487	$11,239,630
Net realized gain (loss)	(2,741,938)	(4,903,062)
Change in net unrealized appreciation (depreciation)	(13,272,680)	18,669,592
Net increase (decrease) in net assets resulting from operations	(5,601,131)	25,006,160
Distributions to shareholders:
Class A	(5,920,435)	(6,488,877)
Class C	(35,685)	(57,524)
Class S	(3,777,661)	(4,139,759)
Institutional Class	(539,828)	(417,021)
Total distributions	(10,273,609)	(11,103,181)
Fund share transactions:
Proceeds from shares sold	44,241,213	31,134,339
Reinvestment of distributions	9,172,843	9,867,498
Payments for shares redeemed	(77,760,508)	(77,825,266)
Net increase (decrease) in net assets from Fund share transactions	(24,346,452)	(36,823,429)
Increase (decrease) in net assets	(40,221,192)	(22,920,450)
Net assets at beginning of period	340,805,084	363,725,534
Net assets at end of period	$300,583,892	$340,805,084

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	17

Financial Highlights
DWS California Tax-Free Income Fund — Class A
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.71	$6.45	$6.58	$7.65	$7.56
Income (loss) from investment operations:
Net investment income[a]	.21	.20	.19	.18	.18
Net realized and unrealized gain (loss)	(.33 )	.26	(.13 )	(.99 )	.16
Total from investment operations	(.12 )	.46	.06	(.81 )	.34
Less distributions from:
Net investment income	(.20 )	(.20 )	(.19 )	(.18 )	(.18 )
Net realized gains	—	—	—	(.08 )	(.07 )
Total distributions	(.20 )	(.20 )	(.19 )	(.26 )	(.25 )
Net asset value, end of period	$6.39	$6.71	$6.45	$6.58	$7.65
Total Return (%)[b,c]	(1.75)	7.27	1.01	(10.76)	4.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	173	205	220	259	337
Ratio of expenses before expense reductions (including interest expense) (%)	.89 [d]	.86	.86	.84	.87
Ratio of expenses after expense reductions (including interest expense) (%)	.80 [d]	.79	.78	.76	.79
Ratio of expenses after expense reductions (excluding interest expense) (%)	.79	.79	.78	.76	.79
Ratio of net investment income (%)	3.17	3.11	3.02	2.54	2.42
Portfolio turnover rate (%)	58	49	59	49	41

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

The accompanying notes are an integral part of the financial statements.

18	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Class C
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.67	$6.41	$6.53	$7.60	$7.51
Income (loss) from investment operations:
Net investment income[a]	.16	.15	.15	.13	.13
Net realized and unrealized gain (loss)	(.33 )	.26	(.12 )	(.99 )	.16
Total from investment operations	(.17 )	.41	.03	(.86 )	.29
Less distributions from:
Net investment income	(.15 )	(.15 )	(.15 )	(.13 )	(.13 )
Net realized gains	—	—	—	(.08 )	(.07 )
Total distributions	(.15 )	(.15 )	(.15 )	(.21 )	(.20 )
Net asset value, end of period	$6.35	$6.67	$6.41	$6.53	$7.60
Total Return (%)[b,c]	(2.51)	6.50	.40	(11.52)	3.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	3	6	9
Ratio of expenses before expense reductions (including interest expense) (%)	1.66 [d]	1.63	1.62	1.61	1.63
Ratio of expenses after expense reductions (including interest expense) (%)	1.55 [d]	1.54	1.53	1.51	1.54
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.54	1.54	1.53	1.51	1.54
Ratio of net investment income (%)	2.41	2.37	2.27	1.78	1.69
Portfolio turnover rate (%)	58	49	59	49	41

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	19

DWS California Tax-Free Income Fund — Class S
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$6.70	$6.44	$6.56	$7.63	$7.55
Income (loss) from investment operations:
Net investment income[a]	.22	.22	.21	.20	.20
Net realized and unrealized gain (loss)	(.33 )	.26	(.12 )	(.99 )	.15
Total from investment operations	(.11 )	.48	.09	(.79 )	.35
Less distributions from:
Net investment income	(.22 )	(.22 )	(.21 )	(.20 )	(.20 )
Net realized gains	—	—	—	(.08 )	(.07 )
Total distributions	(.22 )	(.22 )	(.21 )	(.28 )	(.27 )
Net asset value, end of period	$6.37	$6.70	$6.44	$6.56	$7.63
Total Return (%)[b]	(1.66)	7.55	1.42	(10.57)	4.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	102	120	128	156	299
Ratio of expenses before expense reductions (including interest expense) (%)	.70 [c]	.67	.66	.69	.72
Ratio of expenses after expense reductions (including interest expense) (%)	.55 [c]	.54	.53	.51	.54
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54	.54	.53	.51	.54
Ratio of net investment income (%)	3.41	3.36	3.27	2.77	2.67
Portfolio turnover rate (%)	58	49	59	49	41

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

The accompanying notes are an integral part of the financial statements.

20	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Institutional Class
	Years Ended August 31,				Period Ended
	2025	2024	2023	2022	8/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$6.70	$6.44	$6.56	$7.63	$7.62
Income (loss) from investment operations:
Net investment income[b]	.22	.22	.21	.20	.15
Net realized and unrealized gain (loss)	(.33 )	.26	(.12 )	(.99 )	.08
Total from investment operations	(.11 )	.48	.09	(.79 )	.23
Less distributions from:
Net investment income	(.22 )	(.22 )	(.21 )	(.20 )	(.15 )
Net realized gains	—	—	—	(.08 )	(.07 )
Total distributions	(.22 )	(.22 )	(.21 )	(.28 )	(.22 )
Net asset value, end of period	$6.37	$6.70	$6.44	$6.56	$7.63
Total Return (%)[c]	(1.66)	7.55	1.42	(10.57)	2.99 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	13	13	17	12
Ratio of expenses before expense reductions (including interest expense) (%)	.67 [d]	.65	.64	.63	.70 **
Ratio of expenses after expense reductions (including interest expense) (%)	.55 [d]	.54	.53	.51	.54 **
Ratio of expenses after expense reductions (excluding interest expense) (%)	.54	.54	.53	.51	.54 **
Ratio of net investment income (%)	3.44	3.36	3.27	2.79	2.62 **
Portfolio turnover rate (%)	58	49	59	49	41 [e]

[a]	For the period from December 1, 2020 (commencement of operations) to August 31, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

[e]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	21

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS California Tax-Free Income Fund (the “Fund” ) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

22	|	DWS California Tax-Free Income Fund

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS California Tax-Free Income Fund	|	23

Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal

24	|	DWS California Tax-Free Income Fund

bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes issued”  in the Statement of Operations. For the year ended August 31, 2025, interest expense related to floaters amounted to $20,696. The weighted average outstanding daily balance of the floating rate notes issued during the year ended August 31, 2025 was $3,750,000, with a weighted average interest rate of 2.52%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, when interest rates increase, the interest payment to the inverse floater will generally decrease and the value of inverse floaters may decrease significantly. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio

DWS California Tax-Free Income Fund	|	25

investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At August 31, 2025, the Fund had net tax basis capital loss carryforwards of $21,902,660, including short-term losses ($3,862,180) and long-term losses ($18,040,480), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically

26	|	DWS California Tax-Free Income Fund

make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$1,221,935
Undistributed ordinary income*	$44,198
Capital loss carryforwards	$(21,902,660)
Net unrealized appreciation (depreciation) on investments	$(15,139,159)
At August 31, 2025, the aggregate cost of investments for federal income tax purposes was $323,673,961. The net unrealized depreciation for all investments based on tax cost was $15,139,159. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,762,226 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $17,901,385.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2025	2024
Distributions from tax-exempt income	$10,269,878	$11,072,106
Distributions from ordinary income*	$3,731	$31,075

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

DWS California Tax-Free Income Fund	|	27

B.
Purchases and Sales of Securities
During the year ended August 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $187,786,467 and $205,685,375, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.40%
Next $750 million of such net assets	.37%
Next $1.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.30%
Next $2.5 billion of such net assets	.28%
Next $2.5 billion of such net assets	.26%
Over $12.5 billion of such net assets	.25%
Accordingly, for the year ended August 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.394% of the Fund’s average daily net assets.
For the period from September 1, 2024 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

28	|	DWS California Tax-Free Income Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.77%
Class C	1.52%
Class S	.52%
Institutional Class	.52%
For the year ended August 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$164,317
Class C	1,731
Class S	168,674
Institutional Class	19,567
$354,289
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2025, the Administration Fee was $309,536, of which $25,017 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS California Tax-Free Income Fund	|	29

servicing fee it receives from the Fund. For the year ended August 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2025
Class A	$17,838	$2,959
Class C	286	46
Class S	17,160	2,804
Institutional Class	220	36
	$35,504	$5,845
In addition, for the year ended August 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$123,586
Class C	1,000
Class S	119,444
Institutional Class	15,373
$259,403
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2025
Class C	$11,323	$788
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

30	|	DWS California Tax-Free Income Fund

accounts the firms service. For the year ended August 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2025	Annual Rate
Class A	$443,016	$77,267.23%
Class C	3,774	388.25%
	$446,790	$77,655
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2025 aggregated $1,548.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $975, of which $279 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended August 31, 2025, the Fund engaged in securities purchases of $32,590,000 and securities sales of $28,195,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum

DWS California Tax-Free Income Fund	|	31

equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,887,602	$25,556,402	829,345	$5,430,312
Class C	67,418	434,701	9,133	59,535
Class S	422,830	2,796,707	3,139,779	19,643,393
Institutional Class	2,397,199	15,453,403	913,113	6,001,099
		$44,241,213		$31,134,339
Shares issued to shareholders in reinvestment of distributions
Class A	824,476	$5,385,015	901,756	$5,891,305
Class C	5,486	35,619	8,937	57,801
Class S	494,334	3,223,012	537,370	3,504,553
Institutional Class	81,501	529,197	63,378	413,839
		$9,172,843		$9,867,498
Shares redeemed
Class A	(8,247,501)	$(53,942,054)	(5,249,992)	$(34,408,737)
Class C	(130,273)	(841,355)	(272,574)	(1,772,211)
Class S	(2,807,742)	(18,337,969)	(5,565,453)	(35,635,782)
Institutional Class	(709,407)	(4,639,130)	(924,758)	(6,008,536)
		$(77,760,508)		$(77,825,266)
Net increase (decrease)
Class A	(3,535,423)	$(23,000,637)	(3,518,891)	$(23,087,120)
Class C	(57,369)	(371,035)	(254,504)	(1,654,875)
Class S	(1,890,578)	(12,318,250)	(1,888,304)	(12,487,836)
Institutional Class	1,769,293	11,343,470	51,733	406,402
		$(24,346,452)		$(36,823,429)

32	|	DWS California Tax-Free Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS State Tax-Free Income Series and Shareholders of DWS California Tax-Free Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS California Tax-Free Income Fund (the “Fund” ) (one of the funds constituting Deutsche DWS State Tax-Free Income Series (the “Trust” )), including the investment portfolio, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS State Tax-Free Income Series) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS California Tax-Free Income Fund	|	33

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 21, 2025

34	|	DWS California Tax-Free Income Fund

Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended August 31, 2025, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS California Tax-Free Income Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

36	|	DWS California Tax-Free Income Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one -, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2021, in

DWS California Tax-Free Income Fund	|	37

connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

38	|	DWS California Tax-Free Income Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DCATF-BFE2024

DWS California Tax-Free Income Fund	|	39

DCATF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/30/2025